Schedule of Stock Options (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares			3 Months Ended	12 Months Ended
	Aug. 25, 2023	Jun. 05, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning balance			4,415,000	3,645,000
Weighted average exercise price, beginning balance			$ 0.46	$ 0.43
Options outstanding, granted	125,000	400,000		2,170,000	3,370,000
Weighted average exercise price, granted				$ 0.46	$ 0.43
Options outstanding, exercised
Weighted average exercise price, exercised
Options outstanding, forfeited				(1,400,000)
Weighted average exercise price, forfeited				$ 0.33
Options outstanding, expired					(125,000)
Weighted average exercise price, expired					$ 0.40
Options outstanding, ending balance			4,415,000	4,415,000	3,645,000
Weighted average exercise price, ending balance			$ 0.46	$ 0.46	$ 0.43
Options outstanding, exerciseable			1,268,750	1,008,125
Weighted average exercise price, exerciseable			$ 0.46	$ 0.45